Commitments and Contingencies (Details)					12 Months Ended
	Nov. 16, 2023 USD ($)	Nov. 16, 2023 CNY (¥)	Aug. 22, 2023 USD ($)	Aug. 22, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Commitments and contingencies [Line Items]
Disputed amount			$ 1,422,555	¥ 10,100,000	$ 1,422,555	¥ 10,100,000
Payments of debt	$ 1,422,555	¥ 10,100,000
Accounts payable and related interest					23,988		¥ 170,311
Restricted cash					1,723,937				$ 95,252
Supplier [Member]
Commitments and contingencies [Line Items]
Restricted cash					$ 1,442,243		¥ 10,239,780